Reserves for unpaid losses and loss adjustment expenses - Reconciliation of liabilities for unpaid loss and LAE (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance	$ 2,266.5
Unallocated LAE	55.3
Loss and loss adjustment expense reserves, net of reinsurance	2,321.8	$ 1,921.2	$ 1,666.5	$ 1,578.8
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses	456.1	410.3	350.2	319.7
Total unpaid loss and LAE reserves	2,777.9	$ 2,331.5	$ 2,016.7	$ 1,898.5
Other Property
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance	569.5
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses	118.6
Property Catastrophe Excess Reinsurance
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance	309.1
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses	87.2
Agriculture Reinsurance
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance	42.7
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses	0.4
Global A&H
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance	254.2
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses	64.6
Aviation & Space
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance	126.3
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses	36.5
Casualty Reinsurance
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance	309.8
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses	0.0
Contingency
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance	43.7
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses	23.3
Environmental
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance	7.3
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses	7.2
Marine & Energy
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance	52.5
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses	10.6
Surety
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance	2.1
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses	0.0
Trade Credit
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance	51.2
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses	9.3
Workers' Compensation
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance	52.1
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses	1.2
Runoff & Other
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance	446.0
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses	$ 97.2